Employee benefit obligations - Expected benefit payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee benefit obligations
Contribution expense		$ 44	$ 35	$ 34
Ardagh Group S.A.
Employee benefit obligations
Contribution expense		44	$ 35	$ 34
Estimate of contributions expected to be paid in next year	$ 41	36
Ardagh Group S.A. | Defined benefit plan | Not later than one year
Employee benefit obligations
Benefits		115
Ardagh Group S.A. | Defined benefit plan | Between one and two years
Employee benefit obligations
Benefits		112
Ardagh Group S.A. | Defined benefit plan | Between two and three years
Employee benefit obligations
Benefits		114
Ardagh Group S.A. | Defined benefit plan | Between three and four years
Employee benefit obligations
Benefits		117
Ardagh Group S.A. | Defined benefit plan | Between four and five years
Employee benefit obligations
Benefits		121
Ardagh Group S.A. | Defined benefit plan | Later than five years
Employee benefit obligations
Benefits		$ 640